INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Investments, All Other Investments [Abstract]
Beginning balance	$ 31,473	¥ 4,935,000	¥ 5,022,500
Addition
Disposals
Realized (loss) gain
Unrealized (loss) gain	5,112	801,500	(87,500)
Ending balance	$ 36,585	¥ 5,736,500	¥ 4,935,000